Organization and Basis of Presentation (Details)	Jun. 30, 2022 plan	Dec. 31, 2021	Dec. 31, 2021 plan	Dec. 31, 2021 agreement	Dec. 03, 2021	Dec. 31, 2020 agreement	Dec. 31, 2019 agreement
P3 Health Group, LLC
Company Operations [Line Items]
Ownership percentage					17.10%
P3 Health Partners Inc.
Company Operations [Line Items]
Number of health plans with agreements entered	20		17	17		12	7
P3 Health Partners Inc. | P3 Health Group, LLC
Company Operations [Line Items]
Ownership percentage					17.10%
P3 Health Partners Inc. | Prime rate
Company Operations [Line Items]
Spread on variable interest rate		2.00%
P3 Health Partners Inc. | Network | Prime rate
Company Operations [Line Items]
Spread on variable interest rate	2.00%